Advances to suppliers (Tables)	6 Months Ended
Jun. 30, 2025
Advances do Suppliers [Abstract]
Schedule of Advances to Suppliers

	06/30/2025	12/31/2024
Forestry development program and partnerships	2,604,168	2,503,537
Advance to suppliers - others	88,514	92,133
	2,692,682	2,595,670

Current	88,514	92,133
Non-current	2,604,168	2,503,537
In the annual financial statements for the year ended December 31, 2024, the characteristics of the advances were disclosed, which did not change during the six-month period ended June 30, 2025.